Digital Assets Payable - Schedule of Movement of Digital Assets Payables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Digital Assets Payables [Abstract]
Balance	$ 80,364,190	$ 34,183,498
Entered during the year	886,549,417	518,068,292
Settled during the year	(738,523,271)	(487,892,827)
Unrealized fair value (gain) loss	(79,463,365)	16,005,227
Balance	$ 148,926,971	$ 80,364,190